Leases	12 Months Ended
Dec. 31, 2020
Disclosure of Leases [Abstract]
Leases
18. LEASES

a.ROU Assets
The following table summarizes changes in ROU Assets for the years ended December 31, 2020 and 2019, which include land, buildings, vehicles, and machinery and equipment which have been recorded in mineral properties, plant and equipment on the Consolidated Statements of Financial Position:

	December 31, 2020		December 31, 2019
Cost		Cost
Balance, January 1, 2020	$60,779	Balance, January 1, 2019	$34,983
Additions	5,534	Additions (1)	42,415
Transfer out	(10,458)	Transfer out	(16,619)
Balance, December 31, 2020	55,855	Balance, December 31, 2019	60,779

Accumulated Depreciation		Accumulated Depreciation
Balance, January 1, 2020	(17,418)	Balance, January 1, 2019	(4,780)
Amortization	(14,244)	Amortization (2)	(20,103)
Transfer out	9,350	Transfer out	7,465
Balance, December 31, 2020	(22,312)	Balance, December 31, 2019	(17,418)
Carrying Amounts		Carrying Amounts
At January 1, 2020	43,361	At January 1, 2019	30,203
At December 31, 2020	$33,543	At December 31, 2019	$43,361
(1)Includes $8.5 million in assets acquired from Tahoe Acquisition (Note 8).
(2)Includes an impairment charge of $2.4 million (Note 13) related to the Manantial Espejo mineral property, and the COSE and Joaquin projects.
b.Lease obligations
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2020 and December 31, 2019 to their present value for the Company's lease obligations:

	December 31, 2020	December 31, 2019
Within one year	$13,505	$16,221
Between one and five years	17,902	23,099
Beyond five years	19,255	21,675
Total undiscounted lease obligations	50,662	60,995
Less future interest charges	(17,097)	(19,787)
Total discounted lease obligations	$33,565	$41,208
Less: current portion of lease obligations	(12,829)	(14,198)
Non-current portion of lease obligations	$20,736	$27,010